DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 0	$ 2,334
Justice fee payable	31,882	0
Others	1,665	1,482
Total	33,547	3,816
Non-current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	0	0
Justice fee payable	0	0
Others	0	0
Total	$ 0	$ 0